Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 22, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective tax statutory rate	35.00%	21.00%	21.00%	21.00%	35.00%	34.00%			21.00%	34.00%
Provision for income taxes
Income tax offset percentage									80.00%
Reduced tax rate									21.00%
Deferred tax asset										3,800,000
Refundable tax credit										$ 17,253
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards			$ 29,286,880						$ 29,286,880
Federal [Member]
Operating loss carry forwards			$ 36,950,157						$ 36,950,157